Variable Interest Entities - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2015 JPY (¥)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 JPY (¥)
Variable Interest Entity [Line Items]
Total assets | ¥	¥ 15,834,331		¥ 15,333,720
Total liabilities | ¥	¥ 12,900,614		¥ 12,546,464
Aggregate amounts of losses recorded on balance sheet		$ 232.0
Acquisition date	Jun. 29, 2012
Pictures
Variable Interest Entity [Line Items]
Aggregate amounts of losses recorded on balance sheet		50.0
Variable Interest Entity Two
Variable Interest Entity [Line Items]
Total assets | ¥	¥ 32,236
Total liabilities | ¥	4,011
Variable interest entity
Variable Interest Entity [Line Items]
Total assets | ¥	137,208
Total liabilities | ¥	¥ 63,215
Net investment related to VIE		231.5
Net receivable related to VIE		0.5
Variable interest entity | Maximum
Variable Interest Entity [Line Items]
Guaranteed annual dividend for third party investor		23.1
Variable interest entity, not primary beneficiary | Maximum
Variable Interest Entity [Line Items]
Guaranty obligation		$ 276.0
Third Party Investor Music Publishing Subsidiary
Variable Interest Entity [Line Items]
Ownership interest used as collateral, Percent	50.00%	50.00%
Third Party Investor Music Publishing Subsidiary | Minimum
Variable Interest Entity [Line Items]
Fair value of assets held by trust		$ 276.0